Segments - Revenues from contracts with customers and other revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 88,247	$ 45,088	$ 62,657
Taxes paid in kind	345	93	344
Physically settled commodity derivatives	(1,075)	209	(1,086)
Gain (loss) on commodity derivatives	951	108	732
Other revenues	276	256	265
Total other revenues	497	665	254
Revenues	88,744	45,753	62,911
Crude oil [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	38,307	24,509	33,505
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	28,050	7,213	11,281
Natural gas [Member] | European [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	24,900	5,839	9,366
Natural gas [Member] | North America [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,783	1,010	1,359
Natural gas [Member] | Other incl LNG [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,368	363	556
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	11,473	6,534	10,652
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	8,490	5,069	5,807
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	921	1,083	967
Other sales [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 1,006	$ 681	$ 445